Related Party Transactions - Summary of Benefit Expenses in Relation with Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Disclosure of transactions between related parties [abstract]
Current remuneration		$ 16.3	$ 7.8
Post-employment benefits		1.1	1.0
Stock-based compensation expense	[1]	17.4	9.9
Total		$ 34.8	$ 18.7

[1]	[a] Includes the impact of accelerated vesting of executive management stock options recognized during the year ended January 31, 2026.